CONDENSED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets
Total current assets	$ 270,090,000
Total Assets	1,309,797,000
Current liability
Total current liabilities	810,478,000
Total liabilities	1,044,203,000
Commitments and contingencies (Note 11)
Members' equity (deficit):
Common stock value	39,131,000
Accumulated deficit	(130,131,000)
Total members' equity	265,594,000
Total liabilities and members' equity	1,309,797,000
Cik0001819516 Aspirational Consumer Lifestyle Corp
Current assets
Cash	28,673
Prepaid expenses	216,804
Total current assets	245,477
Cash and marketable securities held in Trust Account	239,843,104
Total Assets	240,088,581
Current liability
Accrued expenses	3,952,132
Accrued offering costs	372,483
Promissory note - related party	250,000
Total current liabilities	4,574,615
Warrant liability	24,041,268
Deferred underwriting fee payable	8,391,121
Total liabilities	37,007,004
Commitments and contingencies (Note 11)
Class A ordinary shares subject to possible redemption, 23,974,632 and 21,293,210 shares at redemption value as of June 30, 2021 and December 31, 2020, respectively	239,843,104
Members' equity (deficit):
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(36,762,126)
Total members' equity	(36,761,527)
Total liabilities and members' equity	240,088,581
Common Class A | Cik0001819516 Aspirational Consumer Lifestyle Corp
Members' equity (deficit):
Common stock value	0
Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Members' equity (deficit):
Common stock value	$ 599